Overview of Consolidation Scope -Additional Information (Details)	Dec. 31, 2024 subsidiary
Argenx BV
Disclosure of subsidiaries [line items]
Number of subsidiaries	14
argenx B.V.
Disclosure of subsidiaries [line items]
Number of subsidiaries	1